Schedule of reconciliation of income before income tax expense (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Income Tax Disclosure [Abstract]
Income (loss) before income tax	$ (1,769)	$ (13,741)	$ (1,331)	$ 8,965
Provision for income taxes at Hong Kong profits tax rates of 16.5%	(291)	(2,267)	(220)	1,479
Effect of different tax rates available to different jurisdictions	407	3,162	131	(355)
Non-deductible expenses and non-taxable income, net	(5)	(35)		(812)
Under provision from prior year	76	590
Others	37	291	220
Income tax expense	$ 224	$ 1,741	$ 131	$ 312